Related Party Transactions (Details) $ in Thousands		12 Months Ended
	Oct. 22, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Related-party transactions during the Predecessor Periods.	0
Affiliated Entity | Board of Directors
Related Party Transaction [Line Items]
Purchases from related party		$ 86	$ 25
Labor and Related Expense		181	56
Affiliated Entity | Business, Financial And Management Consulting Services
Related Party Transaction [Line Items]
Amounts of transaction		$ 1,001	414
Peter Cannito | PCI Acquisition
Related Party Transaction [Line Items]
Labor and Related Expense			$ 650